Financial assets and liabilities - Financial Instruments Measured at Amortized Cost (Details) - Financial liabilities at amortised cost, category - Debt securities and other debt - CAD ($)
$ in Millions
	Jun. 30, 2026	Dec. 31, 2025
Disclosure of financial liabilities [line items]
Carrying value	$ 33,581	$ 31,236
Fair value	$ 33,837	$ 31,286